CLEARBRIDGE INTERNATIONAL VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.8%
COMMUNICATION SERVICES - 2.1%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd.	36,100	$1,395,222	(a)

Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	1,074,531	1,583,492	(a)

TOTAL COMMUNICATION SERVICES		2,978,714

CONSUMER DISCRETIONARY - 12.7%
Automobiles - 2.8%
Bayerische Motoren Werke AG	29,233	2,388,728	(a)
Honda Motor Co. Ltd.	66,007	1,691,575	(a)

Total Automobiles		4,080,303

Hotels, Restaurants & Leisure - 6.4%
Compass Group PLC	151,693	3,555,147	(a)
Galaxy Entertainment Group Ltd.	414,518	2,465,998	(a)
Marston’s PLC	2,321,756	1,349,817	*
Melia Hotels International SA	295,589	1,864,347	*(a)

Total Hotels, Restaurants & Leisure		9,235,309

Household Durables - 1.2%
Vistry Group PLC	148,116	1,669,702	(a)

Specialty Retail - 2.3%
Industria de Diseno Textil SA	133,884	3,251,635	(a)

TOTAL CONSUMER DISCRETIONARY		18,236,949

CONSUMER STAPLES - 7.9%
Beverages - 4.8%
Anheuser-Busch InBev SA/NV	43,561	2,333,469	(a)
Coca-Cola Femsa SAB de CV, ADR	39,041	2,351,439
Treasury Wine Estates Ltd.	257,661	2,221,047	(a)

Total Beverages		6,905,955

Personal Products - 3.1%
Amorepacific Corp.	16,642	1,656,203	(a)
Unilever PLC	56,853	2,768,907	(a)

Total Personal Products		4,425,110

TOTAL CONSUMER STAPLES		11,331,065

ENERGY - 11.6%
Energy Equipment & Services - 1.3%
Tenaris SA	135,360	1,894,235	(a)

See Notes to Schedule of Investments.

ClearBridge International Value Fund 2022 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 10.3%
Inpex Corp.	285,855	$3,276,408	(a)
Shell PLC	183,951	4,907,137	(a)
TotalEnergies SE	127,537	6,514,256	(a)

Total Oil, Gas & Consumable Fuels		14,697,801

TOTAL ENERGY		16,592,036

Financials - 19.4%
Banks - 14.6%
Banco Bilbao Vizcaya Argentaria SA	910,842	4,127,640	(a)
Barclays PLC	1,861,053	3,564,969	(a)
BAWAG Group AG	62,062	2,865,390	(a)(b)
BNP Paribas SA	86,171	4,071,349	(a)
KBC Group NV	37,479	1,963,038	(a)
Shinhan Financial Group Co. Ltd.	44,055	1,213,240	(a)
Standard Chartered PLC	450,218	3,103,215	(a)

Total Banks		20,908,841

Capital Markets - 3.4%
Julius Baer Group Ltd.	60,599	3,133,577	(a)
Korea Investment Holdings Co. Ltd.	36,059	1,754,580	(a)

Total Capital Markets		4,888,157

Insurance - 1.4%
AXA SA	88,677	2,043,343	(a)

TOTAL FINANCIALS		27,840,341

Health Care - 8.1%
Pharmaceuticals - 8.1%
Bayer AG, Registered Shares	62,833	3,665,065	(a)
Hikma Pharmaceuticals PLC	67,612	1,429,116	(a)
Roche Holding AG	8,311	2,759,290	(a)
Sanofi	37,809	3,757,214	(a)

TOTAL HEALTH CARE		11,610,685

Industrials - 21.6%
Aerospace & Defense - 3.1%
Airbus SE	18,562	2,001,387	(a)
Bombardier Inc., Class B Shares	34,628	578,958	*
MTU Aero Engines AG	9,475	1,831,646	(a)

Total Aerospace & Defense		4,411,991

Airlines - 1.3%
Japan Airlines Co. Ltd.	107,958	1,870,179	*(a)

See Notes to Schedule of Investments.

2	ClearBridge International Value Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	SHARES	VALUE
Electrical Equipment - 3.5%
Schneider Electric SE	18,389	$2,543,272	(a)
Sensata Technologies Holding PLC	57,361	2,550,844

Total Electrical Equipment		5,094,116

Industrial Conglomerates - 4.2%
Hitachi Ltd.	54,065	2,737,206	(a)
Jardine Cycle & Carriage Ltd.	163,800	3,324,671	(a)

Total Industrial Conglomerates		6,061,877

Machinery - 6.5%
CNH Industrial NV	252,365	3,260,556
GEA Group AG	52,631	1,964,589	(a)
KION Group AG	52,896	2,412,727	(a)
Metso Outotec oyj	196,509	1,624,481	(a)

Total Machinery		9,262,353

Trading Companies & Distributors - 3.0%
Brenntag SE	27,932	1,962,087	(a)
Marubeni Corp.	246,620	2,294,126	(a)

Total Trading Companies & Distributors		4,256,213

TOTAL INDUSTRIALS		30,956,729

Information Technology - 4.8%
IT Services - 1.2%
TravelSky Technology Ltd., Class H Shares	1,043,926	1,730,131	(a)

Semiconductors & Semiconductor Equipment - 1.7%
Infineon Technologies AG	87,854	2,409,352	(a)

Software - 1.0%
SAP SE	16,525	1,541,332	(a)

Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.	26,765	1,266,926	(a)

TOTAL INFORMATION TECHNOLOGY		6,947,741

Materials - 11.8%
Chemicals - 3.0%
BASF SE	38,245	1,704,397	(a)
Nutrien Ltd.	31,211	2,671,782

Total Chemicals		4,376,179

Construction Materials - 2.8%
Holcim AG	57,216	2,682,781	(a)
Wienerberger AG	59,554	1,370,785	(a)

Total Construction Materials		4,053,566

See Notes to Schedule of Investments.

ClearBridge International Value Fund 2022 Quarterly Report	3

ClearBridge International Value Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY			SHARES	VALUE
Metals & Mining - 6.0%
Glencore PLC			1,226,822	$6,953,261	(a)
Newcrest Mining Ltd.			118,497	1,596,896	(a)

Total Metals & Mining				8,550,157

TOTAL MATERIALS				16,979,902

REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
Daito Trust Construction Co. Ltd.			27,828	2,638,166	(a)

TOTAL COMMON STOCKS (Cost - $131,803,304)				146,112,328

	RATE
PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Volkswagen AG (Cost - $2,677,412)	5.465%		18,450	2,608,644	(a)(c)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Textiles, Apparel & Luxury Goods - 0.0%††
Cie Financiere Richemont SA (Cost - $0)		11/22/23	71,520	51,845	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $134,480,716)				148,772,817

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money
Market Fund, Institutional Class	1.498%		443,122	443,122
Western Asset Premier Institutional U.S. Treasury
Reserves, Premium Shares	1.553%		110,780	110,780	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $553,902)				553,902

TOTAL INVESTMENTS - 104.0% (Cost - $135,034,618)				149,326,719
Liabilities in Excess of Other Assets - (4.0)%				(5,756,178)

TOTAL NET ASSETS - 100.0%				$143,570,541

See Notes to Schedule of Investments.

4	ClearBridge International Value Fund 2022 Quarterly Report

ClearBridge International Value Fund

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The rate shown represents the yield as of July 31, 2022.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $110,780 and the cost was $110,780 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge International Value Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,349,817	$16,887,132	—	$18,236,949
Consumer Staples	2,351,439	8,979,626	—	11,331,065
Industrials	6,390,358	24,566,371	—	30,956,729
Materials	2,671,782	14,308,120	—	16,979,902
Other Common Stocks	—	68,607,683	—	68,607,683
Preferred Stocks	—	2,608,644	—	2,608,644
Warrants	51,845	—	—	51,845

Total Long-Term Investments	12,815,241	135,957,576	—	148,772,817

Short-Term Investments†	553,902	—	—	553,902

Total Investments	$13,369,143	$135,957,576	—	$149,326,719

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,406,607	$10,661,090	10,661,090	$13,956,917	13,956,917	—	$2,343	—	$110,780

8